FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Liquidity risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 57,431,690	R$ 52,813,610
Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	859,003	1,640,767
Providers
Maturity analysis for managing liquidity risk
Financial liabilities	4,048,087	3,920,607
Leases
Maturity analysis for managing liquidity risk
Financial liabilities	1,013,959	1,159,721
Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	166,249	70,816
Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	63,518,988	59,605,521
Less than 1 year | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	9,674,220	13,678,958
Less than 1 year | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	859,003	1,618,508
Less than 1 year | Providers
Maturity analysis for managing liquidity risk
Financial liabilities	4,031,532	3,904,051
Less than 1 year | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	232,215	237,055
Less than 1 year | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	5,370	4,862
Less than 1 year | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	14,802,340	19,443,434
1 to 2 years | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	8,693,204	8,798,046
1 to 2 years | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities		22,259
1 to 2 years | Providers
Maturity analysis for managing liquidity risk
Financial liabilities	16,555	16,556
1 to 2 years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	351,395	44,423
1 to 2 years | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	7,217	4,663
1 to 2 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	9,068,371	8,885,947
2 to 5 years | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	19,650,487	14,756,060
2 to 5 years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	355,101	332,794
2 to 5 years | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	15,614	12,626
2 to 5 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	20,021,202	15,101,480
More than 5 years | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	19,413,779	15,580,546
More than 5 years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	75,248	545,449
More than 5 years | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	138,048	48,665
More than 5 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 19,627,075	R$ 16,174,660